Quarterly Holdings Report
for
Fidelity Advisor® Consumer Discretionary Fund
October 31, 2022
AFCI-NPRT1-1222
1.809085.119
Common Stocks - 100.0%
	Shares	Value ($)
Auto Components - 1.0%
Auto Parts & Equipment - 1.0%
Adient PLC (a)	48,131	1,683,622
Magna International, Inc. Class A (b)	44,800	2,496,704
		4,180,326
Automobiles - 13.8%
Automobile Manufacturers - 13.8%
Ferrari NV	8,103	1,594,427
Tesla, Inc. (a)	242,215	55,113,601
		56,708,028
Building Products - 0.3%
Building Products - 0.3%
The AZEK Co., Inc. (a)	68,011	1,190,873
Commercial Services & Supplies - 0.4%
Diversified Support Services - 0.4%
Copart, Inc. (a)	14,726	1,693,785
Food & Staples Retailing - 0.9%
Food Distributors - 0.9%
Performance Food Group Co. (a)	69,842	3,634,578
Hotels, Restaurants & Leisure - 18.3%
Casinos & Gaming - 3.1%
Caesars Entertainment, Inc. (a)	77,051	3,369,440
Churchill Downs, Inc.	27,267	5,669,082
Penn Entertainment, Inc. (a)	110,735	3,665,329
		12,703,851
Hotels, Resorts & Cruise Lines - 7.7%
Booking Holdings, Inc. (a)	4,845	9,057,631
Hilton Worldwide Holdings, Inc.	91,155	12,329,625
Lindblad Expeditions Holdings (a)	114,279	958,801
Marriott International, Inc. Class A	57,444	9,197,359
		31,543,416
Leisure Facilities - 0.8%
Planet Fitness, Inc. (a)	36,227	2,372,144
Vail Resorts, Inc.	5,641	1,236,112
		3,608,256
Restaurants - 6.7%
ARAMARK Holdings Corp.	142,219	5,190,994
Brinker International, Inc. (a)	30,120	1,005,707
Chipotle Mexican Grill, Inc. (a)	4,164	6,239,046
Domino's Pizza, Inc.	16,599	5,514,852
Dutch Bros, Inc. (a)	23,409	864,026
McDonald's Corp.	27,091	7,386,632
Wingstop, Inc. (b)	7,800	1,235,442
		27,436,699
TOTAL HOTELS, RESTAURANTS & LEISURE		75,292,222
Household Durables - 2.3%
Home Furnishings - 1.0%
Tempur Sealy International, Inc.	155,885	4,191,748
Homebuilding - 1.3%
KB Home	67,200	1,936,704
PulteGroup, Inc.	86,200	3,447,138
		5,383,842
TOTAL HOUSEHOLD DURABLES		9,575,590
Internet & Direct Marketing Retail - 21.2%
Internet & Direct Marketing Retail - 21.2%
Amazon.com, Inc. (a)	818,429	83,839,866
eBay, Inc.	77,424	3,084,572
		86,924,438
Multiline Retail - 7.2%
General Merchandise Stores - 7.2%
Dollar General Corp.	34,573	8,817,844
Dollar Tree, Inc. (a)	55,324	8,768,854
Ollie's Bargain Outlet Holdings, Inc. (a)	63,043	3,530,408
Target Corp.	51,624	8,479,242
		29,596,348
Specialty Retail - 22.2%
Apparel Retail - 5.9%
Burlington Stores, Inc. (a)	36,763	5,255,638
TJX Companies, Inc.	230,464	16,616,454
Victoria's Secret & Co. (a)	63,109	2,372,898
		24,244,990
Automotive Retail - 0.3%
O'Reilly Automotive, Inc. (a)	1,500	1,255,755
Home Improvement Retail - 11.9%
Floor & Decor Holdings, Inc. Class A (a)	81,778	6,000,052
Lowe's Companies, Inc.	107,777	21,011,126
The Home Depot, Inc.	73,463	21,754,598
		48,765,776
Homefurnishing Retail - 0.5%
Williams-Sonoma, Inc. (b)	15,600	1,931,748
Specialty Stores - 3.6%
Bath & Body Works, Inc.	40,518	1,352,491
Dick's Sporting Goods, Inc.	69,124	7,863,546
Five Below, Inc. (a)	34,261	5,014,097
Sally Beauty Holdings, Inc. (a)	50,990	648,083
		14,878,217
TOTAL SPECIALTY RETAIL		91,076,486
Textiles, Apparel & Luxury Goods - 12.4%
Apparel, Accessories & Luxury Goods - 6.4%
Capri Holdings Ltd. (a)	184,430	8,424,762
lululemon athletica, Inc. (a)	20,670	6,801,257
LVMH Moet Hennessy Louis Vuitton SE	3,192	2,014,136
PVH Corp.	43,119	2,212,867
Tapestry, Inc.	215,804	6,836,671
		26,289,693
Footwear - 6.0%
Crocs, Inc. (a)	18,020	1,274,915
Deckers Outdoor Corp. (a)	23,827	8,337,782
NIKE, Inc. Class B	148,182	13,733,508
On Holding AG (a)	37,644	662,158
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	18,900	650,727
		24,659,090
TOTAL TEXTILES, APPAREL & LUXURY GOODS		50,948,783
TOTAL COMMON STOCKS (Cost $275,198,474)		410,821,457

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (c)	247,266	247,316
Fidelity Securities Lending Cash Central Fund 3.10% (c)(d)	4,293,171	4,293,600
TOTAL MONEY MARKET FUNDS (Cost $4,540,916)		4,540,916

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $279,739,390)	415,362,373
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(4,576,735)
NET ASSETS - 100.0%	410,785,638

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	-	57,047,560	56,800,244	13,687	-	-	247,316	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	3,926,447	25,851,957	25,484,804	56,911	-	-	4,293,600	0.0%
Total	3,926,447	82,899,517	82,285,048	70,598	-	-	4,540,916

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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